SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) DerivativeInstrument $ / shares shares	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)	Oct. 13, 2020 $ / shares shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 244,488	$ 21,562	$ 264,615	$ 11,055
Cash equivalents	13,400		22,300	7,600
Restricted cash	900		400	400
Reduction Of Face Amount Of Letter Of Credit	100		100
Change in fair value of warrants	(22,156)	$ 0	8,206
Dividend declared or paid			0	0
Right of use asset	$ 6,099				$ 4,400
Short-term investments			$ 0	$ 53,553
Number of derivative instruments held | DerivativeInstrument			0
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Right of use asset			$ 5,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Right of use asset			4,100
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants			$ 49,400
Exercise price | $ / shares	$ 11.50		$ 11.50
Warrants outstanding | shares	13,799,936
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants			$ 8,200
Exercise price | $ / shares	$ 11.50		$ 11.50
Warrants outstanding | shares	6,686,667
Northern Genesis Acquisition Corp. II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unit price | $ / shares						$ 10.00
Number of shares per unit | shares						1
Number of warrants per unit | shares						0.333
Northern Genesis Acquisition Corp. II | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price | $ / shares						$ 11.50
Warrants outstanding | shares			13,800,000
Northern Genesis Acquisition Corp. II | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares per warrant | shares						1
Exercise price | $ / shares						$ 11.50
Warrants outstanding | shares			6,700,000
Northern Genesis Acquisition Corp. II | Private Placement Warrants [Member] | Sponsor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued | shares						6,700,000
Price of warrant | $ / shares						$ 1.50
Northern Genesis Acquisition Corp. II | Third party investors
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of units issued | shares						41,400,000
Other Operating Income (Expense) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants	$ 22,200		$ 8,200